Financial instruments - Summary of exchange rates (Detail)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
CA$ – US$
Disclosure of detailed information about financial instruments [line items]
Average rate	7,404	7,722
Reporting date rate	7,363	7,439
Euro – US$
Disclosure of detailed information about financial instruments [line items]
Average rate	10,792	10,600
Reporting date rate	10,903	10,406